Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2022
Organization and Principal Activities (Tables) [Line Items]
Schedule of company's major subsidiaries and VIEs
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd. (“Zhuhai Meizhilian”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Meta Path investing holding company	December 03, 2021	Cayman Islands	100%	Investment holding
Met Chain investing holding company Ltd	January 05, 2022	British Virgin Islands (“BVI”)	100%	Investment holding

VIEs:
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”)	April 3, 2006	PRC	100%	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (“Shenzhen Likeshuo”)	October 26, 2018	PRC	100%	Online English training
VIEs’ major subsidiaries and schools:
Shenzhen Qianhai Meten Technology Co., Ltd	October 30, 2013	PRC	80%	Online English training
Meten Education (Shenzhen) Co., Ltd	November 24, 2015	PRC	100%	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd	December 6, 2013	PRC	100%	Offline English training
Chengdu Meten Education Technology Co., Ltd	April 20, 2016	PRC	100%	Offline English training
Guangzhou Meten Education Technology Co., Ltd	March 29, 2016	PRC	100%	Offline English training
Beijing Jingchengying Education and Culture Development Co., Ltd.	September 16, 2002	PRC	80%	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd.	July 15, 2005	PRC	80%	Offline English training
Beijing Fengtai District ABC Foreign Language Training School	May 27, 2005	PRC	80%	Offline English training
Beijing Xicheng District ABC Foreign Language Training School	February 16, 2007	PRC	80%	Offline English training
Harbin ABC Foreign Language School	February 28, 2000	PRC	80%	Offline English training
Harbin ABC Culture Training School	November 18, 2016	PRC	80%	Offline English training
Harbin Xiangfang District ABC Foreign Language School	July 31, 2006	PRC	80%	Offline English training

Schedule of loss per share before and after the retrospective adjustments
	2019
	Before adjustment	After adjustment
	RMB	RMB

Net (loss) income per share attributable to Meten International’s shareholders – per share
-Basic	(0.69)	(4.53)
-Diluted	(0.69)	(4.53)

Schedule of consolidated statements of comprehensive income/(loss)
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Net revenues	411,319	226,904
Net loss	(116,454)	14,647

Schedule of consolidated statements of cash flows
	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Net cash used in operating activities	(190,306)	(106,162)
Net cash (used in)/generated from investing activities	(335)	71,528
Net cash generated from/(used in) financing activities	205,251	(12,343)

Variable Interest Entity [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of assets and liabilities of the VIEs
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000
ASSETS
Current assets
Cash and cash equivalents	61,535	10,264
Contract assets	5,323	3,845
Accounts receivable	44,118	43,009
Other contract costs	31,869	15,066
Prepayments and other current assets	39,716	44,218
Amounts due from related parties	7,265	7,337
Digital assets	-	6,030
Prepaid income tax	13,267	8,386

Total current assets	203,093	138,155

Non-current assets
Restricted cash	8,840	13,134
Other contract costs	11,149	21,330
Equity method investments	24,403	39,583
Property and equipment, net	85,290	16,244
Operating lease right-of-use assets	105,551	60,354
Intangible assets, net	13,721	6,799
Deferred tax assets	25,991	37,283
Goodwill	192,962	192,962
Long-term prepayments and other non-current assets	26,015	19,973

Total non-current assets	493,922	407,662

Total assets	697,015	545,817

Current liabilities
Accounts payable	15,881	11,696
Bank loans	6,000	-
Deferred revenue	213,006	167,402
Salary and welfare payable	26,075	18,857
Financial liabilities from contracts with customers	337,932	267,796
Accrued expenses and other payables	7,733	44,172
Current operating lease liabilities	35,817	21,307
Income taxes payable	195	796
Amounts due to related parties	685,287	670,236

Total current liabilities	1,327,926	1,202,262

Non-current liabilities
Deferred revenue	35,546	30,852
Deferred tax liabilities	4,433	99
Operating lease liabilities	34,137	29,885
Non-current tax payable	59,824	30,000

Total non-current liabilities	133,940	90,836
Total liabilities	1,461,866	1,293,098